Dear Policyowner:

The year 2003 was quite a relief for most investors. In the U.S., equity markets were strong with the S&P 500 Index showing a 28.68% return. For many stocks, this was the first positive return year since 1999. A major tax cut from Congress and Fed reassurances of continued low interest rates have helped confidence in economic growth. Historically low short term interest rates have led to very low money market returns. The U.S. bond markets showed positive returns as well, as evidenced by the 4.10% increase for 2003 in the Lehman Brothers U.S. Aggregate Index. International equity markets were also strong, with many regions showing double digit gains. The Ultra Series Fund section of this booklet contains a more detailed discussion of 2003 results and the current outlook. We encourage you to read it.

This booklet is divided into several sections. The first section contains the following reports for the CUNA Mutual Life Variable Account:

Statements of Assets and Liabilities...............................      page 2
Statements of Operations...........................................      page 5
Statements of Changes in Net Assets................................      page 7
Notes to Financial Statements......................................     page 11
Report of Independent Auditors.....................................     page 19

If you own MEMBERS(R) Variable Universal Life, you should refer to the columns labeled Type I Units in the first section of this booklet. If you own MEMBERS(R) Variable Universal Life II, you should look at the columns labeled Type II Units.

The second section of this booklet contains the annual report and managers' discussion for the Ultra Series Fund. The Ultra Series Fund includes the International Stock Fund, Global Securities Fund, Mid-Cap Stock Fund (all available in MEMBERS VUL II only), as well as the Multi-Cap Growth Stock Fund, Capital Appreciation Stock Fund, Growth and Income Stock Fund, High Income Fund, Balanced Fund, Bond Fund, and Money Market Fund (all available in both products).

The third section includes the report for the International Stock Portfolio of the T. Rowe Price International Series, Inc. This is the underlying fund for the
T. Rowe Price International Stock subaccount. This subaccount is closed to new money for MEMBERS(R) Variable Universal Life II, but remains open in MEMBERS(R) Variable Universal Life.

The remaining sections of this booklet contain the reports for the underlying funds of subaccounts that no longer accept new premium and do not allow transfer of money from other subaccounts to the listed subaccounts. If you have money in one or more of these subaccounts, you may wish to review the reports for these funds.

        (1) MFS(R) Strategic Income SeriesSM of the MFS(R) Variable Insurance Trust(SM);

        (2) Oppenheimer High Income/VA Fund of the Oppenheimer Variable Account Funds (VUL II only); and

        (3) Franklin Templeton Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust (VUL II only).

Thank you for choosing our MEMBERS(R) Variable Universal Life or MEMBERS(R) Variable Universal Life II to meet your life insurance and long term asset accumulation goals. We appreciate the trust you place in our company, and we look forward to serving you in the future.

Sincerely,

/s/ Michael B. Kitchen
---------------------------------------
Michael B. Kitchen
President and Chief Executive Officer
CUNA Mutual Life Insurance Company

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2003

                                               MONEY                     STRATEGIC       HIGH       OPPENHEIMER
                                               MARKET        BOND         INCOME        INCOME      HIGH INCOME
                                            SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                            ----------    ----------    -----------   ----------     ----------
ASSETS:

INVESTMENTS IN ULTRA SERIES FUND:
   Money Market Fund,
   5,095,522 shares at net asset value
   of $1.00 per share (cost $5,095,522)     $ 5,095,522   $        --   $        --   $        --   $        --

INVESTMENTS IN ULTRA SERIES FUND:
   Bond Fund,
   1,055,457 shares at net asset value of
   $10.43 per share (cost $11,008,612)               --    11,007,865            --            --            --

INVESTMENTS IN MFS(R) VARIABLE
INSURANCE TRUST(SM):
   Strategic Income Series,
   58,498 shares at net asset value of
   $11.02 per share (cost $594,355)                  --            --       644,644            --            --

INVESTMENTS IN ULTRA SERIES FUND:
   High Income Fund,
   40,828 shares at net asset value of
   $10.16 per share (cost $407,065)                  --            --            --       414,676            --

INVESTMENTS IN OPPENHEIMER
VARIABLE ACCOUNT FUNDS:
   High Income Fund/VA,
   90,816 shares at net asset value of
   $8.61 per share (cost $742,103)                   --            --            --            --       781,922
                                            -----------   -----------   -----------   -----------   -----------
      Total assets                            5,095,522    11,007,865       644,644       414,676       781,922
                                            -----------   -----------   -----------   -----------   -----------

LIABILITIES:

Accrued adverse mortality and
   expense charges                                4,216         9,050           522           331           637
                                            -----------   -----------   -----------   -----------   -----------
      Total liabilities                           4,216         9,050           522           331           637
                                            -----------   -----------   -----------   -----------   -----------
      Net assets                            $ 5,091,306   $10,998,815   $   644,122   $   414,345   $   781,285
                                            ===========   ===========   ===========   ===========   ===========

POLICYOWNERS EQUITY:

    Net Assets: Type 1                      $ 2,463,205   $ 6,405,647   $   630,945            --            --
    Outstanding units: Type 1 (note 5)          113,570       182,513        41,832            --            --
    Net asset value per unit: Type 1        $     21.69   $     35.10   $     15.08            --            --
                                            ===========   ===========   ===========   ===========   ===========
    Net Assets: Type 2                      $ 2,628,101   $ 4,593,168   $    13,177   $   414,345   $   781,285
    Outstanding units: Type 2 (note 5)          242,221       363,384         1,038        38,086        68,028
    Net asset value per unit: Type 2        $     10.85   $     12.64   $     12.69   $     10.88   $     11.48
                                            ===========   ===========   ===========   ===========   ===========

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                                December 31, 2003

                                                                         CAPITAL
                                                          GROWTH AND   APPRECIATION    MID-CAP     MULTI-CAP
                                             BALANCED    INCOME STOCK      STOCK        STOCK     GROWTH STOCK
                                            SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                            ----------    ----------    ----------    ----------   ----------

ASSETS:

INVESTMENTS IN ULTRA SERIES FUND:
   Balanced Fund,
   4,190,121 shares at net asset value of
   $18.04 per share (cost $67,401,799)      $75,604,475   $        --   $        --   $       --            --

INVESTMENTS IN ULTRA SERIES FUND:
   Growth and Income Stock Fund,
   3,248,082 shares at net asset value of
   $27.52 per share (cost $75,446,429)               --    89,372,932            --           --            --

INVESTMENTS IN ULTRA SERIES FUND:
   Capital Appreciation Stock Fund,
   2,325,232 shares at net asset value of
   $18.19 per share (cost $42,914,549)               --            --    42,302,259           --            --

INVESTMENTS IN ULTRA SERIES FUND:
   Mid-Cap Stock Fund,
   339,840 shares at net asset value of
   $14.66 per share (cost $4,477,924)                --            --            --    4,981,546            --

INVESTMENTS IN ULTRA SERIES FUND:
   Multi-Cap Growth Stock Fund,
   1,966,834 shares at net asset value of
   $6.20 per share (cost $9,983,030)                 --            --            --           --    12,195,715
                                            -----------   -----------   -----------   ----------   -----------
      Total assets                           75,604,475    89,372,932    42,302,259    4,981,546    12,195,715
                                            -----------   -----------   -----------   ----------   -----------

LIABILITIES:

Accrued adverse mortality and

   expense charges                               60,891        70,965        33,492        3,990         9,604
                                            -----------   -----------   -----------   ----------   -----------
      Total liabilities                          60,891        70,965        33,492        3,990         9,604
                                            -----------   -----------   -----------   ----------   -----------
      Net assets                            $75,543,584   $89,301,967   $42,268,767   $4,977,556   $12,186,111
                                            ===========   ===========   ===========   ==========   ===========

POLICYOWNERS EQUITY:

    Net Assets: Type 1                      $67,334,273   $79,537,267   $35,591,477           --   $ 9,491,985
    Outstanding units: Type 1 (note 5)        1,353,430     1,130,594     1,389,273           --       754,079
    Net asset value per unit: Type 1        $     49.75   $     70.35   $     25.62           --   $     12.59
                                            ===========   ===========   ===========   ==========   ===========

    Net Assets: Type 2                      $ 8,209,311   $ 9,764,700   $ 6,677,290   $4,977,556   $ 2,694,126
    Outstanding units: Type 2 (note 5)          806,416     1,128,867       794,916      332,761       213,989
    Net asset value per unit: Type 2        $     10.18   $      8.65   $      8.40   $    14.96   $     12.59
                                            ===========   ===========   ===========   ==========   ===========

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                                December 31, 2003

                                                                                  T. ROWE
                                              GLOBAL         INTERNATIONAL     INTERNATIONAL      DEVELOPING
                                            SECURITIES           STOCK             STOCK            MARKETS
                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                            ----------        ----------        ----------        ----------
ASSETS:
INVESTMENTS IN ULTRA SERIES FUND:
   Global Securities Fund,
   5,482 shares at net asset value of
   $9.72per share (cost $41,716)          $        53,305   $            --   $            --   $            --

INVESTMENTS IN ULTRA SERIES FUND:
   International Stock Portfolio,
   46,218 shares at net asset value of
   $9.54 per share (cost $366,518)                     --           440,887                --                --

INVESTMENTS IN T. ROWE PRICE
INTERNATIONAL SERIES, INC.:
   International Stock Portfolio,
   628,435 shares at net asset value of
   $11.94 per share (cost $8,518,144)                  --                --         7,503,511                --

INVESTMENTS IN FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST:
   Developing Markets Securities,
   18,806 shares at net asset value of
   $7.09 per share (cost $96,651)                      --                --                --           133,335
                                          ---------------   ---------------   ---------------   ---------------
      Total assets                                 53,305           440,887         7,503,511           133,335
                                          ---------------   ---------------   ---------------   ---------------

LIABILITIES:

Accrued adverse mortality and
   expense charges                                     41               342             5,901               105
                                          ---------------   ---------------   ---------------   ---------------
      Total liabilities                                41               342             5,901               105
                                          ---------------   ---------------   ---------------   ---------------
      Net assets                          $        53,264   $       440,545   $     7,497,610   $       133,230
                                          ===============   ===============   ===============   ===============

POLICYOWNERS EQUITY:

    Net Assets: Type 1                                 --                --   $     6,786,335                --
    Outstanding units: Type 1 (note 5)                 --                --           551,662                --
    Net asset value per unit: Type 1                   --                --   $         12.30                --
                                          ===============   ===============   ===============   ===============

    Net Assets: Type 2                    $        53,264   $       440,545   $       711,275   $       133,230
    Outstanding units: Type 2 (note 5)              3,796            33,729            95,473            13,741
    Net asset value per unit: Type 2      $         14.03   $         13.06   $          7.45   $          9.70
                                          ===============   ===============   ===============   ===============

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                            STATEMENTS OF OPERATIONS
                      For the Year Ended December 31, 2003

                                              MONEY                       STRATEGIC        HIGH        OPPENHEIMER
                                              MARKET         BOND          INCOME         INCOME       HIGH INCOME
                                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT**    SUBACCOUNT
                                           ----------     ----------     ----------    ------------    ----------
INVESTMENT INCOME (LOSS):

   Dividend income                         $    47,062   $    497,961   $     33,226   $     16,339   $     54,221
   Adverse mortality and expense charges
   (note 3)                                    (55,750)       (97,673)        (5,757)        (1,347)        (6,777)
                                          ------------   ------------   ------------   ------------   ------------
  Net investment income (loss)                  (8,688)       400,288         27,469         14,992         47,444
                                          ------------   ------------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received              --             --             --             --             --
   Proceeds from sale of securities          8,162,890      2,160,236         55,039         20,017        138,433
   Cost of securities sold                  (8,162,890)    (2,112,157)       (52,251)       (19,536)      (144,092)
                                          ------------   ------------   ------------   ------------   ------------
   Net realized gain (loss) on security
     transactions                                   --         48,079          2,788            481         (5,659)
  Net change in unrealized appreciation
   or depreciation on investments                   --       (227,464)        27,103          7,611        113,135
                                          ------------   ------------   ------------   ------------   ------------
   Net gain (loss) on investments                   --       (179,385)        29,891          8,092        107,476
                                          ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
  resulting from operations               ($     8,688)  $    220,903   $     57,360   $     23,084   $    154,920
                                          ============   ============   ============   ============   ============

                                                                          CAPITAL
                                                          GROWTH AND    APPRECIATION     MID-CAP        MULTI-CAP
                                            BALANCED     INCOME STOCK       STOCK         STOCK       GROWTH STOCK
                                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT**
                                           ----------     ----------     ----------     ----------    ------------
INVESTMENT INCOME (LOSS):

  Dividend income                         $  1,843,387   $  1,269,993   $    178,008   $     21,149   $         85
  Adverse mortality and expense charges
   (note 3)                                   (626,412)      (694,144)      (322,476)       (35,617)       (60,580)
                                          ------------   ------------   ------------   ------------   ------------
  Net investment income (loss)               1,216,975        575,849       (144,468)       (14,468)       (60,495)
                                          ------------   ------------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received              --             --             --             --         51,826
   Proceeds from sale of securities          6,124,937      4,939,849      2,727,522        200,799        339,049
   Cost of securities sold                  (5,931,985)    (4,813,384)    (3,284,308)      (217,205)      (303,551)
                                          ------------   ------------   ------------   ------------   ------------
   Net realized gain (loss) on security
     transactions                              192,952        126,465       (556,786)       (16,406)        87,324
  Net change in unrealized appreciation
   or depreciation on investments            8,944,258     17,012,890      9,773,708      1,125,886      2,212,685
                                          ------------   ------------   ------------   ------------   ------------
   Net gain (loss) on investments            9,137,210     17,139,355      9,216,922      1,109,480      2,300,009
                                          ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
  resulting from operations               $ 10,354,185   $ 17,715,204   $  9,072,454   $  1,095,012   $  2,239,514
                                          ============   ============   ============   ============   ============

**Represents activity for the period of May 1, 2003 through December 31, 2003.

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)
                      For the Year Ended December 31, 2003

                                                                                                    T. ROWE
                                              EMERGING          GLOBAL         INTERNATIONAL     INTERNATIONAL      DEVELOPING
                                               GROWTH         SECURITIES           STOCK             STOCK            MARKETS
                                            SUBACCOUNT*       SUBACCOUNT**      SUBACCOUNT**       SUBACCOUNT       SUBACCOUNT
                                            -----------       ------------      ------------       ----------       ----------
INVESTMENT INCOME (LOSS):

  Dividend income                         $            --   $           379   $         2,017   $        81,032   $         1,469
  Adverse mortality and expense charges
   (note 3)                                       (23,375)             (220)           (1,675)          (56,375)           (1,147)
                                          ---------------   ---------------   ---------------   ---------------   ---------------
  Net investment income (loss)                    (23,375)              159               342            24,657               322
                                          ---------------   ---------------   ---------------   ---------------   ---------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:

  Realized gain (loss) on security
   transactions:
   Capital gain distributions received                 --                --                --             6,233                --
   Proceeds from sale of securities             8,814,226             3,506            12,144           697,435            63,564
   Cost of securities sold                    (15,132,476)           (3,181)          (10,538)         (959,827)          (61,894)
                                          ---------------   ---------------   ---------------   ---------------   ---------------
   Net realized gain (loss) on security
     transactions                              (6,318,250)              325             1,606          (256,159)            1,670
  Net change in unrealized appreciation
   or depreciation on investments               6,939,712            11,589            74,369         1,934,631            50,514
                                          ---------------   ---------------   ---------------   ---------------   ---------------
   Net gain (loss) on investments                 621,462            11,914            75,975         1,678,472            52,184
                                          ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets
  resulting from operations               $       598,087   $        12,073   $        76,317   $     1,703,129   $        52,506
                                          ===============   ===============   ===============   ===============   ===============

* Represents activity through May 1, 2003. See note 2.

** Represents activity for the period of May 1, 2003 through December 31, 2003.

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                 For the Years Ended December 31, 2003 and 2002

                                            MONEY MARKET SUBACCOUNT          BOND SUBACCOUNT
                                              2003           2002          2003            2002
                                              ----           ----          ----            ----
OPERATIONS:

  Net investment income (loss)            ($     8,688)  $     53,513   $    400,288   $    339,155
  Net realized gain (loss) on
   security transactions                            --             --         48,079         27,274
  Net change in unrealized appreciation
   or depreciation on investments                   --             --       (227,464)       267,972
                                          ------------   ------------   ------------   ------------
   Change in net assets from
     operations                                 (8,688)        53,513        220,903        634,401
                                          ------------   ------------   ------------   ------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):

  Proceeds from sale of units                6,742,646      9,892,923      4,245,833      4,366,413
  Cost of units repurchased                 (8,257,451)   (12,921,587)    (3,183,312)    (2,159,079)
                                          ------------   ------------   ------------   ------------
   Change in net assets from capital
     unit transactions                      (1,514,805)    (3,028,664)     1,062,521      2,207,334
                                          ------------   ------------   ------------   ------------
Increase (decrease) in net assets           (1,523,493)    (2,975,151)     1,283,424      2,841,735

NET ASSETS:

  Beginning of period                        6,614,799      9,589,950      9,715,391      6,873,656
                                          ------------   ------------   ------------   ------------
  End of period                           $  5,091,306   $  6,614,799   $ 10,998,815   $  9,715,391
                                          ============   ============   ============   ============

                                          STRATEGIC INCOME SUBACCOUNT                  HIGH INCOME SUBACCOUNT
                                            2003            2002                                2003**
                                            ----            ----                                ------
OPERATIONS:

  Net investment income (loss)            $  27,469        $  18,846                          $  14,992
  Net realized gain (loss) on
   security transactions                      2,788             (289)                               481
  Net change in unrealized appreciation
   or depreciation on investments            27,103           27,210                              7,611
                                          ---------    -------------                          ---------
   Change in net assets from
     operations                              57,360           45,767                             23,084
                                          ---------    -------------                          ---------
CAPITAL UNIT TRANSACTIONS (NOTE 5):

  Proceeds from sale of units                 3,249           40,372                            443,249
  Cost of units repurchased                 (51,656)        (102,961)                           (51,988)
                                          ---------    -------------                          ---------
   Change in net assets from capital
     unit transactions                      (48,407)         (62,589)                           391,261
                                          ---------    -------------                          ---------
Increase (decrease) in net assets             8,953          (16,822)                           414,345

NET ASSETS:

  Beginning of period                       635,169          651,991                                 --
                                          ---------    -------------                          ---------
  End of period                           $ 644,122        $ 635,169                          $ 414,345
                                          =========    =============                          =========

**Represents activity for the period of May 1, 2003 through December 31, 2003.

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                 For the Years Ended December 31, 2003 and 2002

                                          OPPENHEIMER HIGH INCOME SUBACCOUNT           BALANCED SUBACCOUNT
                                                2003             2002             2003              2002
                                                ----             ----             ----              ----
OPERATIONS:

  Net investment income (loss)            $        47,444   $         45,855  $     1,216,975   $     1,536,106
  Net realized gain (loss) on
   security transactions                           (5,659)            (9,062)         192,952           325,805
  Net change in unrealized appreciation
   or depreciation on investments                 113,135            (52,183)       8,944,258       (11,027,114)
                                          ---------------   ----------------  ---------------   ---------------
   Change in net assets from
     operations                                   154,920            (15,390)      10,354,185        (9,165,203)
                                          ---------------   ----------------  --------------   ---------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):

  Proceeds from sale of units                     145,323            358,053       11,157,730        10,759,659
  Cost of units repurchased                      (159,684)          (164,006)     (12,409,830)      (11,303,627)
                                          ---------------   ----------------  ---------------   ---------------
   Change in net assets from capital
     unit transactions                            (14,361)           194,047       (1,252,100)         (543,968)
                                          ---------------   ----------------  ---------------   ---------------
Increase (decrease) in net assets                 140,559            178,657        9,102,085        (9,709,171)

NET ASSETS:

  Beginning of period                             640,726            462,069       66,441,499        76,150,670
                                          ---------------   ----------------  ---------------   ---------------
  End of period                           $       781,285   $        640,726  $    75,543,584   $    66,441,499
                                          ===============   ================  ===============   ===============

                                          GROWTH AND INCOME STOCK SUBACCOUNT   CAPITAL APPRECIATION SUBACCOUNT
                                                2003              2002              2003               2002
                                                ----              ----              ----               ----
OPERATIONS:

  Net investment income (loss)            $       575,849   $       382,204   ($      144,468)  ($      248,194)
  Net realized gain (loss) on
   security transactions                          126,465           502,654          (556,786)         (506,920)
  Net change in unrealized appreciation
   or depreciation on investments              17,012,890       (21,857,908)        9,773,708       (14,546,590)
                                          ---------------   ---------------   ---------------   ---------------
   Change in net assets from
     operations                                17,715,204       (20,973,050)        9,072,454       (15,301,704)
                                          ---------------   ---------------   ---------------   ---------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):

  Proceeds from sale of units                  11,908,572        13,529,944         7,970,949         7,330,282
  Cost of units repurchased                   (12,475,223)      (13,812,857)       (6,931,543)       (7,229,711)
                                          ---------------   ---------------   ---------------   ---------------
   Change in net assets from capital
     unit transactions                           (566,651)         (282,913)        1,039,406           100,571
                                          ---------------   ---------------   ---------------   ---------------
Increase (decrease) in net assets              17,148,553       (21,255,963)       10,111,860       (15,201,133)

NET ASSETS:

  Beginning of period                          72,153,414        93,409,377        32,156,907        47,358,040
                                          ---------------   ---------------   ---------------   ---------------
  End of period                           $    89,301,967   $    72,153,414   $    42,268,767   $    32,156,907
                                          ===============   ===============   ===============   ===============

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                 For the Years Ended December 31, 2003 and 2002

                                              MID-CAP STOCK SUBACCOUNT        MULTI-CAP GROWTH STOCK SUBACCOUNT
                                               2003              2002                       2003**
                                               ----              ----                       ------
OPERATIONS:

  Net investment income (loss)            ($       14,468)  ($        8,044)           ($       60,495)
  Net realized gain (loss) on
   security transactions                          (16,406)           43,757                     87,324
  Net change in unrealized appreciation
   or depreciation on investments               1,125,886          (732,567)                 2,212,685
                                          ---------------   ---------------            ---------------
   Change in net assets from
     operations                                 1,095,012          (696,854)                 2,239,514
                                          ---------------   ---------------            ---------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):

  Proceeds from sale of units                   1,464,891         2,823,001                 11,241,013
  Cost of units repurchased                      (853,582)         (747,791)                (1,294,416)
                                          ---------------   ---------------            ---------------
   Change in net assets from capital
     unit transactions                            611,309         2,075,210                  9,946,597
                                          ---------------   ---------------            ---------------
Increase (decrease) in net assets               1,706,321         1,378,356                 12,186,111

NET ASSETS:

  Beginning of period                           3,271,235         1,892,879                         --
                                          ---------------   ---------------            ---------------
  End of period                           $     4,977,556   $     3,271,235            $    12,186,111
                                          ===============   ===============            ===============

                                           EMERGING GROWTH SUBACCOUNT   GLOBAL SECURITIES SUBACCOUNT
                                             2003*           2002                   2003**
                                             -----           ----                   -----
OPERATIONS:

  Net investment income (loss)            ($    23,375)  ($    83,358)           $        159
  Net realized gain (loss) on
   security transactions                    (6,318,250)      (543,865)                    325
  Net change in unrealized appreciation
   or depreciation on investments            6,939,712     (3,433,800)                 11,589
                                          ------------   ------------            ------------
   Change in net assets from
     operations                                598,087     (4,061,023)                 12,073
                                          ------------   ------------            ------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):

  Proceeds from sale of units                  789,917      2,495,227                  56,364
  Cost of units repurchased                 (9,296,310)    (2,117,398)                (15,173)
                                          ------------   ------------            ------------
   Change in net assets from capital
     unit transactions                      (8,506,393)       377,829                  41,191
                                          ------------   ------------            ------------
Increase (decrease) in net assets           (7,908,306)    (3,683,194)                 53,264

NET ASSETS:

  Beginning of period                        7,908,306     11,591,500                      --
                                          ------------   ------------            ------------
  End of period                           $         --   $  7,908,306            $     53,264
                                          ============   ============            ============

* Represents activity through May 1, 2003. See note 2.

** Represents activity for the period of May 1, 2003 through December 31, 2003.

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                 For the Years Ended December 31, 2003 and 2002

                                          INTERNATIONAL STOCK SUBACCOUNT   T. ROWE INTERNATIONAL STOCK SUBACCOUNT
                                                       2003**                  2003                      2002
                                                       ------                  ----                      ----
OPERATIONS:

  Net investment income (loss)                        $    342                 $24,657                $     3,939

  Net realized gain (loss) on
   security transactions                                 1,606                (256,159)                  (242,787)

  Net change in unrealized appreciation
   or depreciation on investments                       74,369               1,934,631                 (1,152,689)
                                                     ---------             -----------                -----------
   Change in net assets from
     operations                                         76,317               1,703,129                 (1,391,537)
                                                     ---------             -----------                -----------
CAPITAL UNIT TRANSACTIONS (NOTE 5):

  Proceeds from sale of units                          483,814               1,203,189                  1,547,209

  Cost of units repurchased                           (119,586)             (1,314,514)                (1,514,654)
                                                     ---------             -----------                -----------
   Change in net assets from capital
     unit transactions                                 364,228                (111,325)                    32,555
                                                     ---------             -----------                -----------
Increase (decrease) in net assets                      440,545               1,591,804                 (1,358,982)

NET ASSETS:

  Beginning of period                                       --               5,905,806                  7,264,788
                                                     ---------             -----------                -----------
  End of period                                       $440,545              $7,497,610                $ 5,905,806
                                                     =========             ===========                ===========

                                          DEVELOPING MARKETS SUBACCOUNT
                                             2003                2002
                                             ----                ----
OPERATIONS:

  Net investment income (loss)            $     322           $     701

  Net realized gain (loss) on
   security transactions                      1,670              (3,054)

  Net change in unrealized appreciation
   or depreciation on investments            50,514                 764
                                          ---------           ---------
   Change in net assets from
     operations                              52,506              (1,589)
                                          ---------           ---------
CAPITAL UNIT TRANSACTIONS (NOTE 5):

  Proceeds from sale of units                25,125              92,633

  Cost of units repurchased                 (77,140)            (61,776)
                                          ---------           ---------
   Change in net assets from capital
     unit transactions                      (52,015)             30,857
                                          ---------           ---------
Increase (decrease) in net assets               491              29,268

NET ASSETS:

  Beginning of period                       132,739             103,471
                                          ---------           ---------
  End of period                           $ 133,230           $ 132,739
                                          =========           =========

** Represents activity for the period of May 1, 2003 through December 31, 2003.

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(1)   ORGANIZATION

      The CUNA Mutual Life Variable Account (the Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission (SEC). The Account was established as a separate investment account within CUNA Mutual Life Insurance Company (the Company) to receive and invest net premiums paid under flexible premium variable life insurance policies.

      Although the assets of the Account are the property of the Company, those assets attributable to the policies are not chargeable with liabilities arising out of any other business which the Company may conduct.

      The net assets maintained in the Account attributable to the policies provide the base for the periodic determination of the increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide certain death benefits and other policy benefits. Additional assets are held in the Company's general account to cover death benefits in excess of the accumulated value.

(2)   SIGNIFICANT ACCOUNTING POLICIES

      Investments

      The Account currently is divided into fourteen subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a series, i.e., Ultra Series Fund (Class Z shares), T. Rowe Price International Series, Inc., MFS(R) Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

      The Account invests in shares of Ultra Series Fund, T. Rowe Price International Series, Inc., MFS(R) Variable Insurance TrustSM, Oppenheimer Variable Account Funds, and Franklin Templeton Variable Insurance Products Trust. Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

      Ultra Series Fund currently has ten funds available as investment options under the policies. MFS(R) Variable Insurance TrustSM, T. Rowe Price International Series, Inc., Oppenheimer Variable Account Funds and Franklin Templeton Variable Insurance Products Trust each have one fund available as an investment option. T. Rowe Price International Series, Inc., MFS(R) Variable Insurance TrustSM, Oppenheimer Variable Account Funds and Franklin Templeton Variable Insurance Products Trust also have other funds that are not available under the policies. These fund companies may, in the future, create additional funds that may or may not be available as investment options under the policies. Effective May 1, 2002 the MFS(R) Variable Insurance TrustSM: Emerging Growth Series investment option was closed to new investors. The Emerging Growth subaccount remained open until May 1, 2003 for the existing investors as an investment option under the Contracts. As of May 1, 2003 for Type I or May 2, 2003 for Type II, all of the remaining unitholders of these subaccounts were transferred into the Ultra Series Multi-Cap Growth Stock subaccount. Each fund has its own investment objectives and the income, gains, and losses for each fund are determined separately for that fund.

      MEMBERS Capital Advisors, Inc. serves as the investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. The Company owns one half of MEMBERS Capital Advisors' outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

      T. Rowe Price International, Inc. serves as the investment adviser to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of
      T. Rowe Price International Series, Inc.

      Massachusetts Financial Services Company (MFS) serves as the investment adviser to the MFS Strategic Income Series and manages its assets in accordance with general policies and guidelines established by the board of trustees of MFS(R) Variable Insurance Trust(SM).

      OppenheimerFunds, Inc. serves as the investment adviser to the Oppenheimer High Income Fund/VA and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Oppenheimer Variable Account Funds.

      Templeton Asset Management Ltd. serves as the investment adviser to the Franklin Templeton Developing Markets Securities Fund and manages its assets and makes its investments decisions.

      The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis. Dividend income is recorded on the ex-dividend date.

      Federal Income Taxes

      The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not expect to incur federal income taxes on recorded earnings or the realized capital gains attributed to the Account to the extent the earnings are credited under the contracts. Accordingly, no charge for income tax is currently recorded to the Account. If such taxes are incurred by the Company in the future, a charge to the Account may be assessed.

      Use of Estimates

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)   FEES AND CHARGES

      Policy Charges

      In addition to charges for state taxes, which reduce premiums prior to the allocation of net premiums to the subaccounts of the Account, the following charges may be deducted by the Company by redeeming an appropriate number of units for each policy.

      ADMINISTRATIVE FEE: The Company will have primary responsibility for the administration of the Account and the policies issued. As reimbursement for these expenses, the Company may assess each policy a monthly administrative fee. For additional detail, see schedule of expenses and charges in the prospectus.

      DEFERRED CONTINGENT SALES AND ADMINISTRATIVE CHARGES: The sales and administrative expenses incurred when a policy is issued are deferred (Deferred Charges) until the policy is surrendered. Such charges are not collected at all if the policy is held for nine years, or if the insured dies during that period. In no instance will the charge exceed 30 percent of the lesser of premiums paid or the Guideline Annual Premium (as defined under the Investment Company Act of 1940) of the policy. The Deferred Charges are normally built up in twelve equal increments during the first policy year. Beginning on the second policy anniversary, incremental amounts are released by allocations back to the subaccounts on each anniversary until the tenth policy anniversary when all remaining Deferred Charges are released. All amounts in the Deferred Charges Account are held and interest credited to the policy at a minimum rate of 4 percent with the Company crediting additional amounts at its discretion.

      POLICY FEE: The Company will incur first-year expenses upon issue of a policy, and will assess each policy a monthly policy fee to recover these expenses.

      COST OF INSURANCE AND ADDITIONAL BENEFITS PROVIDED: The Company will assume the responsibility for providing the insurance benefits provided in the policy. The cost of insurance will be determined each month based upon the applicable cost of insurance rates and the net amount at risk. The cost of insurance can vary from month to month since the determination of both the insurance rate and the net amount at risk depends upon a number of variables as described in the Account's prospectus.

      Variable Account Charges

      MORTALITY AND EXPENSE RISK CHARGE: The Company will deduct daily a mortality and expense risk charge from the Account at an annual rate of 0.90% of the average daily net asset value of the Account. These charges will be deducted by the Company in return for its assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued.

(4)      INVESTMENT TRANSACTIONS

         The cost of shares purchased, including reinvestment of dividend distributions, during the year ended December 31, 2003, was as follows:

Money Market Fund............................................................  $6,638,369
Bond Fund....................................................................   3,624,515
Strategic Income Series......................................................      34,120
High Income Fund.............................................................     426,601
Oppenheimer High Income Fund.................................................     171,651
Balanced Fund................................................................   6,097,611
Growth and Income Stock Fund.................................................   4,961,919
Capital Appreciation Stock Fund..............................................   3,629,936
Mid-Cap Stock Fund...........................................................     799,031
Multi-Cap Growth Stock Fund..................................................  10,286,581
Emerging Growth Series.......................................................     278,085
Global Securities Fund.......................................................      44,897
International Stock Fund.....................................................     377,056
T. Rowe International Stock Portfolio........................................     618,233
Developing Markets Fund......................................................      11,871

(5)      UNIT ACTIVITY FROM POLICY TRANSACTIONS

         Transactions in units of each subaccount of the Account for the years ended December 31, 2003, 2002 and 2001 were as follows:

                                 MONEY MARKET                   BOND                STRATEGIC INCOME            HIGH INCOME
                                  SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                              ------------------         ------------------        ------------------        -----------------
                              TYPE 1      TYPE 2         TYPE 1     TYPE 2         TYPE 1      TYPE 2        TYPE 1*    TYPE 2
Outstanding at
  December 31, 2000           186,629    323,794         135,177     14,143         49,919      1,200
Sold                          136,762    469,259          62,927     94,778          3,805        465
Repurchased                  (143,768)  (264,347)        (17,092)   (14,107)        (3,959)      (428)
                             --------   --------         -------    -------        -------     ------
Outstanding at
  December 31, 2001           179,623    528,706         181,012     94,814         49,765      1,237
Sold                           92,314    729,091          59,750    203,258          1,025      2,499
Repurchased                  (112,816)  (967,146)        (46,424)   (52,748)        (5,651)    (2,632)
                             --------   --------         -------    -------        -------     ------
Outstanding at
  December 31, 2002           159,121    290,651         194,338    245,324         45,139      1,104                        --
Sold                           33,000    554,565          48,188    205,253            223         --                    43,072
Repurchased                   (78,551)  (602,995)        (60,013)   (87,193)        (3,530)       (66)                   (4,986)
                             --------   --------         -------    -------        -------     ------                    ------
Outstanding at
  December 31, 2003           113,570    242,221         182,513    363,384         41,832      1,038                    38,086
                             ========   ========         =======    =======        =======     ======                    ======

                                  OPPENHEIMER                                          GROWTH AND                  CAPITAL
                                  HIGH INCOME                 BALANCED                INCOME STOCK              APPRECIATION
                                  SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT             STOCK SUBACCOUNT
                              ------------------         ------------------       -------------------        -----------------
                              TYPE 1*     TYPE 2         TYPE 1     TYPE 2        TYPE 1      TYPE 2         TYPE 1     TYPE 2
Outstanding at
  December 31, 2000                       10,699       1,518,716    202,479      1,240,154    322,640      1,462,722    173,456
Sold                                      40,755         150,739    297,142        137,918    543,256        207,926    398,188
Repurchased                               (3,640)       (200,221)   (53,163)      (168,230)  (230,953)      (211,918)  (116,040)
                                        --------        --------    -------       --------   --------       --------    -------
Outstanding at
  December 31, 2001                       47,814       1,469,234    446,458      1,209,842    634,943      1,458,730    455,604
Sold                                      38,362         160,433    376,987        149,141    501,012        205,184    337,162
Repurchased                              (17,634)       (221,528)  (149,218)      (192,922)  (212,198)      (261,088)  (171,432)
                                        --------        --------    -------       --------   --------       --------    -------
Outstanding at
  December 31, 2002                       68,542       1,408,139    674,227      1,166,061    923,757      1,402,826    621,334
Sold                                      14,989         168,094    382,067        144,527    432,328        235,866    380,377
Repurchased                              (15,503)       (222,803)  (249,878)      (179,994)  (227,218)      (249,419)  (206,795)
                                        --------        --------    -------       --------   --------       --------    -------
Outstanding at
  December 31, 2003                       68,028       1,353,430    806,416      1,130,594  1,128,867      1,389,273    794,916
                                        ========        ========    =======       ========   ========       ========    =======

                                    MID-CAP                   MULTI-CAP                 EMERGING                   GLOBAL
                                     STOCK                  GROWTH STOCK                 GROWTH                  SECURITIES
                                  SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                               -----------------         ------------------        ------------------         -----------------
                               TYPE 1*    TYPE 2         TYPE 1     TYPE 2          TYPE 1     TYPE 2         TYPE 1*    TYPE 2
Outstanding at
  December 31, 2000                       56,283                                   658,727    121,365
Sold                                     109,177                                   120,629    196,949
Repurchased                              (30,768)                                 (114,019)   (65,447)
                                        --------                                  --------   --------
Outstanding at
  December 31, 2001                      134,692                                   665,337    252,867
Sold                                     208,754                                   125,259    206,634
Repurchased                              (59,040)                                 (130,116)  (125,581)
                                        --------                                  --------   --------
Outstanding at
  December 31, 2002                      284,406              --         --        660,480    333,920                        --
Sold                                     116,221         834,419    247,629         46,277     75,758                     5,052
Repurchased                              (67,866)        (80,340)   (33,640)      (706,757)  (409,678)                   (1,256)
                                        --------        --------   --------       --------   --------                   -------
Outstanding at
  December 31, 2003                      332,761         754,079    213,989             --         --                     3,796
                                        ========        ========   ========       ========   ========                   =======

                                 INTERNATIONAL                 T. ROWE                  DEVELOPING
                                     STOCK               INTERNATIONAL STOCK              MARKETS
                                  SUBACCOUNT                 SUBACCOUNT                 SUBACCOUNT
                               -----------------         -------------------        -----------------
                               Type 1*    Type 2         Type 1     Type 2          Type 1*    Type 2
Outstanding at
  December 31, 2000                                      573,250     51,610                    11,337
Sold                                                      86,917     66,348                     9,644
Repurchased                                              (94,944)   (29,809)                   (4,965)
                                                         -------    -------                   -------
Outstanding at
  December 31, 2001                                      565,223     88,149                    16,016
Sold                                                      91,156     91,993                    14,003
Repurchased                                             (106,107)   (63,210)                   (9,256)
                                                         -------    -------                   -------
Outstanding at
  December 31, 2002                           --         550,272    116,932                    20,763
Sold                                      44,034         100,396     32,506                     3,995
Repurchased                              (10,305)        (99,006)   (53,965)                  (11,017)
                                         -------         -------    -------                   -------
Outstanding at
  December 31, 2003                       33,729         551,662     95,473                    13,741
                                         =======         =======    =======                   =======

* This fund not available in this product type.

(6)      CONDENSED FINANCIAL INFORMATION

         The table below gives per unit information about the financial history of each subaccount for each period.

                                                           MONEY MARKET SUBACCOUNT
                                 2003                 2002                 2001                 2000                1999
                            --------------      ---------------      ---------------      ---------------      --------------
UNIT VALUE:                 TYPE 1  TYPE 2      TYPE 1   TYPE 2      TYPE 1   TYPE 2      TYPE 1   TYPE 2      TYPE 1  TYPE 2**
  Beginning of period       $21.72  $10.87      $21.60   $10.80      $21.00   $10.50      $19.99   $10.00      $19.24   $10.00

  End of period              21.69   10.85       21.72    10.87       21.60    10.80       21.00    10.50       19.99    10.00

NET ASSETS AT END OF
  PERIOD (000s)              2,463   2,628       3,455    3,159       3,880    5,710

UNITS OUTSTANDING AT
  END OF PERIOD (000s)         114     242         159      291         180      529         187      324         221        0

TOTAL RETURN(1)              (0.14%) (0.18%)      0.56%    0.65%       2.86%    2.86%       5.05%    5.00%       3.90%    0.00%***

INVESTMENT INCOME RATIO(2)    0.76%   0.76%       1.50%    1.50%       3.61%    3.61%

EXPENSE RATIO(3)              0.90%   0.90%       0.90%    0.90%       0.90%    0.90%

                                                               BOND SUBACCOUNT
                                 2003                 2002                 2001                 2000                1999
                            --------------      ---------------      ---------------      ---------------      --------------
UNIT VALUE:                 TYPE 1  TYPE 2      TYPE 1   TYPE 2      TYPE 1   TYPE 2      TYPE 1   TYPE 2      TYPE 1  TYPE 2**
  Beginning of period       $34.37  $12.38      $31.94   $11.51      $29.76   $10.72      $27.77   $10.00      $27.82   $10.00
  End of period              35.10   12.64       34.37    12.38       31.94    11.51       29.76    10.72       27.77    10.00
NET ASSETS AT END OF
  PERIOD (000S)              6,406   4,593       6,679    3,037       5,782    1,091

UNITS OUTSTANDING AT
  END OF PERIOD (000S)         183     363         194      245         181       95         135       14         140      0.1

TOTAL RETURN(1)               2.12%   2.10%       7.61%    7.56%       7.34%    7.37%       7.17%    7.20%      (0.18%)   0.00%***

INVESTMENT INCOME RATIO(2)    4.59%   4.59%       4.93%    4.93%       6.22%    6.22%

EXPENSE RATIO(3)              0.90%   0.90%       0.90%    0.90%       0.90%    0.90%

                                                             STRATEGIC INCOME SUBACCOUNT
                                 2003                 2002                 2001                 2000                1999
                            --------------      ---------------      ---------------      ---------------      --------------
UNIT VALUE:                 TYPE 1  TYPE 2      TYPE 1   TYPE 2      TYPE 1   TYPE 2      TYPE 1   TYPE 2      TYPE 1  TYPE 2**
  Beginning of period       $13.79  $11.60      $12.83   $10.79      $12.36   $10.39      $11.89   $10.00      $12.31   $10.00

  End of period              15.08   12.69       13.79    11.60       12.83    10.79       12.36    10.39       11.89    10.00

NET ASSETS AT END OF
  PERIOD (000S)                631      13         622       13         639       13

UNITS OUTSTANDING AT
  END OF PERIOD (000S)          42       1          45        1          50        1          50        1          52      0.1

TOTAL RETURN(1)               9.35%   9.40%       7.48%    7.51%       3.83%    3.85%       3.95%    3.90%      (3.41%)   0.00%***

INVESTMENT INCOME RATIO(2)    5.19%   5.19%       3.82%    3.82%       3.72%    3.72%

EXPENSE RATIO(3)              0.90%   0.90%       0.90%    0.90%       0.90%    0.90%

                             HIGH INCOME SUBACCOUNT

                                 2003
                            ----------------
UNIT VALUE:                 TYPE 1*  TYPE 2+
  Beginning of period               $10.00

  End of period                      10.88

NET ASSETS AT END OF
  PERIOD (000S)                        414

UNITS OUTSTANDING AT
  END OF PERIOD (000S)                  38

TOTAL RETURN(1)                       8.80%***

INVESTMENT INCOME RATIO(2)           10.92%

EXPENSE RATIO(3)                      0.90%

                                                     OPPENHEIMER HIGH INCOME SUBACCOUNT
                                 2003                 2002                 2001                 2000                1999
                           ---------------      ---------------      ---------------      ---------------     ---------------
UNIT VALUE:                TYPE 1*  TYPE 2      TYPE 1*  TYPE 2      TYPE 1*  TYPE 2      TYPE 1*  TYPE 2     TYPE 1*  TYPE 2**
  Beginning of period                $9.35                $9.66                $9.56               $10.03               $10.00

  End of period                      11.48                 9.35                 9.66                 9.56                10.03

NET ASSETS AT END OF
  PERIOD (000S)                        781                  641                  462

UNITS OUTSTANDING AT
  END OF PERIOD (000S)                  68                   69                   48                   11                  0.1

TOTAL RETURN(1)                      22.78%               (3.21%)               0.99%               (4.69%)               0.28%***

INVESTMENT INCOME RATIO(2)            7.20%                9.17%                6.02%

EXPENSE RATIO(3)                      0.90%                0.90%                0.90%

                                                             BALANCED SUBACCOUNT
                                 2003                 2002                 2001                 2000                1999
                            --------------      ---------------      ---------------      ---------------      ----------------
UNIT VALUE:                 TYPE 1  TYPE 2      TYPE 1   TYPE 2      TYPE 1   TYPE 2      TYPE 1   TYPE 2      TYPE 1  TYPE 2**
  Beginning of period       $ 42.97 $ 8.79      $ 48.80  $  9.98     $ 50.80  $ 10.39     $ 49.35  $ 10.09     $ 43.49 $  10.00

  End of period               49.75  10.18        42.97     8.79       48.80     9.98       50.80    10.39       49.35    10.09

NET ASSETS AT END OF
  PERIOD (000S)              67,334  8,209       60,515    5,927      71,695    4,456

UNITS OUTSTANDING AT
  END OF PERIOD (000S)        1,353    806        1,408      674       1,469      446       1,519      202       1,594        8

TOTAL RETURN(1)               15.78% 15.81%      (11.95%) (11.92%)     (3.94%)  (3.95%)      2.94%    2.97%      13.48%    0.90%***

INVESTMENT INCOME RATIO(2)     2.65%  2.65%        3.07%    3.07%       2.99%    2.99%

EXPENSE RATIO(3)               0.90%  0.90%        0.90%    0.90%       0.90%    0.90%

                                                     GROWTH AND INCOME STOCK SUBACCOUNT
                                 2003                 2002                 2001                 2000                1999
                           ---------------     ----------------     ----------------     ----------------     -----------------
UNIT VALUE:                 TYPE 1  TYPE 2      TYPE 1   TYPE 2      TYPE 1   TYPE 2      TYPE 1   TYPE 2      TYPE 1  TYPE 2**
  Beginning of period      $ 56.39  $ 6.93     $ 72.53  $  8.91     $ 81.96  $ 10.07     $ 82.04  $ 10.08     $ 70.17  $ 10.00

  End of period              70.35    8.65       56.39     6.93       72.53     8.91       81.96    10.07       82.04    10.08

NET ASSETS AT END OF
  PERIOD (000S)             79,537   9,765      65,752    6,402      87,752    5,657

UNITS OUTSTANDING AT
  END OF PERIOD (000S)       1,131   1,129       1,166      924       1,210      635       1,240      323       1,247        4

TOTAL RETURN(1)              24.76%  24.82%     (22.25%) (22.22%)    (11.50%) (11.52%)     (0.10%)  (0.10%)     16.91%    0.80%***

INVESTMENT INCOME RATIO(2)    1.65%   1.65%       1.37%    1.37%       1.07%    1.07%

EXPENSE RATIO(3)              0.90%   0.90%       0.90%    0.90%       0.90%    0.90%

                                                    CAPITAL APPRECIATION STOCK SUBACCOUNT
                                 2003                 2002                 2001                 2000                1999
                           ---------------     ----------------     ----------------     ----------------     -----------------
UNIT VALUE:                 TYPE 1  TYPE 2      TYPE 1   TYPE 2      TYPE 1   TYPE 2      TYPE 1   TYPE 2      TYPE 1  TYPE 2**
  Beginning of period      $ 20.01  $ 6.57     $ 29.45   $ 9.66     $ 32.70  $ 10.73     $ 31.64  $ 10.38     $ 25.49  $ 10.00

  End of period              25.62    8.40       20.01     6.57       29.45     9.66       32.70    10.73       31.64    10.38

NET ASSETS AT END OF
  PERIOD (000S)             35,591   6,677      28,075    4,082      42,957    4,401

UNITS OUTSTANDING AT
  END OF PERIOD (000S)       1,389     795       1,403      621       1,459      456       1,463      173       1,334        1

TOTAL RETURN(1)              28.04%  27.85%     (32.05%) (31.99%)     (9.94%)  (9.97%)      3.35%    3.37%      24.11%    3.80%***

INVESTMENT INCOME RATIO(2)    0.50%   0.50%       0.24%    0.24%       0.10%    0.10%

EXPENSE RATIO(3)              0.90%   0.90%       0.90%    0.90%       0.90%    0.90%

                                                          MID-CAP STOCK SUBACCOUNT
                                 2003                 2002                 2001                 2000                 1999
                           ---------------      ---------------      ---------------      ---------------     -----------------
UNIT VALUE:                TYPE 1*  TYPE 2      TYPE 1*  TYPE 2      TYPE 1*  TYPE 2      TYPE 1*  TYPE 2     TYPE 1*  TYPE 2**
  Beginning of period               $11.50              $ 14.05               $12.76               $10.39              $ 10.00

  End of period                      14.96                11.50                14.05                12.76                10.39

NET ASSETS AT END OF
  PERIOD (000S)                      4,978                3,271                1,893

UNITS OUTSTANDING AT
  END OF PERIOD (000S)                 333                  284                  135                   56                  0.4

TOTAL RETURN(1)                      30.09%              (18.15%)              10.14%               22.81%                3.90%***

INVESTMENT INCOME RATIO(2)            0.53%                0.62%                1.07%

EXPENSE RATIO(3)                      0.90%                0.90%                0.90%

                        MULTI-CAP GROWTH STOCK SUBACCOUNT

                                 2003
                           ------------------
UNIT VALUE:                TYPE 1+    TYPE 2+
  Beginning of period     $ 10.00      $10.00

  End of period             12.59       12.59

NET ASSETS AT END OF
  PERIOD (000S)             9,492       2,694

UNITS OUTSTANDING AT
  END OF PERIOD (000S)        754         214

TOTAL RETURN(1)             25.90%***   25.90%***

INVESTMENT INCOME RATIO(2)   0.00%       0.00%

EXPENSE RATIO(3)             0.90%       0.90%

                                                         EMERGING GROWTH SUBACCOUNT
                                   2003                 2002                  2001                 2000               1999
                            ------------------      ---------------      ---------------      ---------------    --------------
UNIT VALUE:                 TYPE 1      TYPE 2      TYPE 1   TYPE 2      TYPE 1   TYPE 2      TYPE 1   TYPE 2    TYPE 1  TYPE 2**
  Beginning of period       $ 9.80      $ 4.29     $ 14.94  $  6.54    $  22.67 $   9.92    $  28.46 $  12.47  $  16.24 $  10.00

  End of period              10.52++      4.68++      9.80     4.29       14.94     6.54       22.67     9.92     28.46    12.47

NET ASSETS AT END OF
  PERIOD (000S)                 --          --       6,476    1,433       9,938    1,654

UNITS OUTSTANDING AT
  END OF PERIOD (000S)          --          --         660      334         665      253         659      121       536      0.5

TOTAL RETURN(1)               7.35%***    9.09%***  (34.40%) (34.40%)    (34.11%) (34.07%)%   (20.34%) (20.45%)   75.22%   24.70%***

INVESTMENT INCOME RATIO(2)    0.00%       0.00%       0.00%    0.00%       0.00%    0.00%

EXPENSE RATIO(3)              0.90%       0.90%       0.90%    0.90%       0.90%    0.90%

                          GLOBAL SECURITIES SUBACCOUNT

                                 2003
                           ----------------
UNIT VALUE:                TYPE 1*  TYPE 2+
  Beginning of period              $ 10.00

  End of period                      14.03

NET ASSETS AT END OF
  PERIOD (000S)                         53

UNITS OUTSTANDING AT
  END OF PERIOD (000S)                   4

TOTAL RETURN(1)                      40.30%***

INVESTMENT INCOME RATIO(2)            1.55%

EXPENSE RATIO(3)                      0.90%

                         INTERNATIONAL STOCK SUBACCOUNT

                                 2003
                           -----------------
UNIT VALUE:                TYPE 1*  TYPE 2+
  Beginning of period              $ 10.00

  End of period                      13.06

NET ASSETS AT END OF
  PERIOD (000S)                        441

UNITS OUTSTANDING AT
  END OF PERIOD (000S)                  34

TOTAL RETURN(1)                      30.60%***

INVESTMENT INCOME RATIO(2)            1.08%

EXPENSE RATIO(3)                      0.90%

                                                   T. ROWE INTERNATIONAL STOCK SUBACCOUNT
                                 2003                 2002                 2001                 2000                1999
                            --------------      ---------------      ---------------      ---------------     ---------------
UNIT VALUE:                 Type 1  Type 2      Type 1   Type 2      Type 1   Type 2      Type 1   Type 2      Type 1  Type 2**
  Beginning of period        $9.51   $5.76      $11.74    $7.11      $15.24    $9.22      $18.71   $11.33      $14.16   $10.00

  End of period              12.30    7.45        9.51     5.76       11.74     7.11       15.24     9.22       18.71    11.33

NET ASSETS AT END OF
  PERIOD (000S)              6,786     711       5,232      674       6,638      627

UNITS OUTSTANDING AT
  END OF PERIOD (000S)         552      95         550      117         565       88         573       52         447      0.5

TOTAL RETURN(1)              29.34%  29.34%     (18.99%) (18.99%)    (22.94%) (22.89%)    (18.55%) (18.62%)     32.13%   13.30%***

INVESTMENT INCOME RATIO(2)    1.29%   1.29%       0.96%    0.96%       1.98%    1.98%

EXPENSE RATIO(3)              0.90%   0.90%       0.90%    0.90%       0.90%    0.90%

                                                        DEVELOPING MARKETS SUBACCOUNT
                                 2003                 2002                 2001                 2000                1999
                           ---------------      ---------------      ---------------      ---------------     ---------------
UNIT VALUE:                TYPE 1*  TYPE 2      TYPE 1*  TYPE 2      TYPE 1*  TYPE 2      TYPE 1*  TYPE 2     TYPE 1*  TYPE 2**
  Beginning of period                $6.39                $6.46                $7.09               $10.53               $10.00

  End of period                       9.70                 6.39                 6.46                 7.09                10.53

NET ASSETS AT END OF
  PERIOD (000S)                        133                  133                  103

UNITS OUTSTANDING AT
  END OF PERIOD (000S)                  14                   21                   16                   11                  0.1

TOTAL RETURN(1)                      51.80%               (1.08%)              (8.88%)             (32.67%)               5.34%***

INVESTMENT INCOME RATIO(2)            1.15%                1.48%                0.85%

EXPENSE RATIO(3)                      0.90%                0.90%                0.90%

*        This fund not available in this product type.

** The VULII product inception date was November 8, 1999, with all subaccounts starting with a $10.00 unit price.

***      Not annualized.

+ The VUL products added this investment option on May 1, 2003, with all subaccounts starting with a $10.00 unit price.

++ This price is effective on the date of the fund substitution. The fund substitution dates are for Type 1, May 1, 2003, and for Type 2, May 2, 2003. See note 2.

(1) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(2) These amounts represent dividend income, excluding capital gain distributions, received by the subaccount from the underlying mutual fund divided by the average net assets. These ratios exclude adverse mortality and expense charges that result in direct reductions in the unit values. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(3) These ratios represent the annualized contract expenses of the separate account, consisting of adverse mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Other charges made directly to contract owner accounts and expenses of the underlying fund are excluded.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of CUNA Mutual Life Insurance Company and Contract Owners of CUNA Mutual Life Variable Account

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the CUNA Mutual Life Variable Account (comprising, respectively, the Money Market, Bond, Strategic Income, High Income, Oppenheimer High Income, Balanced, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Multi-Cap Growth Stock, Emerging Growth, Global Securities, International Stock, T. Rowe International Stock and Developing Markets Subaccounts) as of December 31, 2003, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the CUNA Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 2003 with Ultra Series Fund, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, T. Rowe Price International Series, Inc., and Franklin Templeton Variable Insurance Products Trust, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
February 11, 2004